Right-of-use asset and lease liability (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Initial adoption on beginning		R$ 204,056		R$ 132,521
Additions		116,995		98,265
Remeasurement Adjustment		6,696		13,615
Amortization		(64,666)		(49,748)
Loss on disposal		(1,701)		(14,460)
Initial adoption on end		261,380		204,056		R$ 132,521
Others		23,863	[1]	111	[2]	(2,498)	[2]
Real Estates [Member]
IfrsStatementLineItems [Line Items]
Initial adoption on beginning		120,929		23,384
Additions		25,365		87,921
Remeasurement Adjustment		2,405		10,748
Amortization		(10,679)		(10,053)
Loss on disposal		(1,531)		(13,079)
Initial adoption on end		136,489		120,929		23,384
Others	[1]	22,008
Vehicles [member]
IfrsStatementLineItems [Line Items]
Initial adoption on beginning		67,833		90,316
Additions		87,644		7,920
Remeasurement Adjustment		2,755		2,255
Amortization		(45,044)		(33,000)
Loss on disposal		(170)		(142)
Initial adoption on end		113,018		67,833		90,316
Others	[1]	484
Equipments [Member]
IfrsStatementLineItems [Line Items]
Initial adoption on beginning		15,294		18,821
Additions		3,986		2,424
Remeasurement Adjustment		1,536		612
Amortization		(8,943)		(6,695)
Loss on disposal		(0)		(1,239)
Initial adoption on end		11,873		R$ 15,294		R$ 18,821
Others	[1]	R$ 1,371

[1]	Reclassification to Assets classified as held for sale (Note 39) and effect of business combination.
[2]	Reclassification to Assets classified as held for sale (Note 39).